787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 30, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Credit Suisse Opportunity Funds

Securities Act File No. 33-92982

Investment Company Act File No. 811-9054

Post-Effective Amendment No. 53

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 53 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to add related performance disclosure for certain series of the Trust in order to comply with Commodity Futures Trading Commission Regulation 4.12(c)(3)(i).  It is proposed that the Amendment will become effective on February 28, 2014 pursuant to Rule 485(a)(1) under the 1933 Act.  Substantially all of the disclosure in the Prospectus and Statement of Additional Information other than the related performance disclosure has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Trust.  Consequently, on behalf of the Trust, we hereby request that the Amendment be given limited review by the Staff.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Rose F. DiMartino, Esq.